Share-based payments - Schedule of Shares under CFO Buyout (Details) - Group chief executive buyout - share	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under CFO Buyout [Line Items]
Number of options outstanding, start of period (in shares)	3,968,909	5,337,899
Exercised (in options)	(1,368,990)	(1,368,990)
Number of options outstanding, end of period (in shares)	2,599,919	3,968,909